Net Loss per Common Share (Details textual) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Net Loss per Common Share (Textual) [Abstract]
Total denominator for basic net loss per share	2	3	6	949	13	14
Warrant [Member]
Net Loss per Common Share (Textual) [Abstract]
Warrant outstanding to purchase common shares	54,000	56,600		918
Unvested Stock Based Awards [Member]
Net Loss per Common Share (Textual) [Abstract]
Total denominator for basic net loss per share				5	6	9